Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On October 8, 2019, the Company and the lenders agreed to extend the maturity date of the 2019 Bridge Notes from October 1, 2019 until December 31, 2019 and to waive any prior default up to and including the date of the amendment. See Note 7 for more information.

On November 8, 2019, the Company entered into a Purchase Agreement (the “Purchase Agreement”) under which the Company may sell up to $20.0 million of shares of its common stock, par value $0.001 per share, to Lincoln Park Capital Fund, LLC (“Lincoln Park”) over a 36-month period, including the 706,592 shares of common stock we issued to Lincoln Park in November 2019 as compensation for its commitment to enter into the Purchase Agreement.

 On November 12, 2019, the Company made two short-term, secured bridge notes evidencing an aggregate of $350,000 of loans made to the Company by two parties: Cheval, an affiliate of BCH, our controlling stockholder; and Cameron Durrant, M.D., MBA, our Chief Executive Officer and Chairman of the Board of Directors.